Vessels, Net	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Vessels, Net
5.	Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2019	$134,310	$(26,318)	$107,992
Additions	635	-	635
Depreciation	-	(2,705)	(2,705)
Balance June 30, 2019	$134,945	$(29,023)	$105,922

All of the Company’s vessels have been pledged as collateral to secure the loans discussed in Note 7.

Additions of $635 relate to ballast water treatment installation out of which, $367 has been paid and $268 is accrued and remains unpaid.